COLLATERAL SECURITY FOR MORTGAGE DEBT AND BANK LOANS	12 Months Ended
Dec. 31, 2017
Disclosure Of Collateral [Abstract]
COLLATERAL SECURITY FOR MORTGAGE DEBT AND BANK LOANS
NOTE 16 – COLLATERAL SECURITY FOR MORTGAGE DEBT AND BANK LOANS

The total carrying amount for vessels that have been provided as security amounts to USD 1,259m at 31 December 2017 (2016: USD 1,115m, 2015: USD 1,329m).